Business Combinations - Summary of Acquisitions by Region (Details) - 2021 Acquisitions	12 Months Ended
Dec. 31, 2021 Acquisition
North America
Business Acquisition [Line Items]
Number of businesses acquired	6
Europe
Business Acquisition [Line Items]
Number of businesses acquired	1
Australia
Business Acquisition [Line Items]
Number of businesses acquired	1
Asia
Business Acquisition [Line Items]
Number of businesses acquired	1